General Information and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Schedule of exercise control

The following table details the entities controlled by Banco Itaú Chile:

				Ownership percentage
			Functional	As of December 31, 2022			As of December 31, 2021
	Market	Country	currency	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%
Itaú Corredores de Bolsa Limitada (1)	National	Chile	Ch$	99.987	0.013	100.000	99.990	0.010	100.000
Itaú Administradora General de Fondos S.A. (1)		Chile	Ch$	99.994	0.006	100.000	99.994	0.006	100.000
Itaú Corredores de Seguros S.A. (1)		Chile	Ch$	99.990	0.010	100.000	99.990	0.010	100.000
Itaú Asesorías Financieras Limitada (1)		Chile	Ch$	99.990	0.010	100.000	99.990	0.010	100.000
Recaudaciones y Cobranzas Limitada (1)		Chile	Ch$	99.990	0.010	100.000	99.990	0.010	100.000
Itaú Corpbanca New York Branch (1) (4)	Foreign	USA	US$	100.000	—	100.000	100.000	—	100.000
Itaú Colombia S.A. (2) (6) (8)		Colombia	COP$	94.990	4.472	99.462	87.100	—	87.100
Itaú Corredor de Seguro Colombia S.A. (2)		Colombia	COP$	94.987	5.000	99.987	79.985	—	79.985
Itaú Securities Services Colombia S.A. (2)		Colombia	COP$	5.499	93.992	99.491	5.499	82.310	87.809
Itaú Comisionista de Bolsa Colombia S.A (2)		Colombia	COP$	2.219	97.253	99.472	2.219	85.166	87.385
Itaú Asset Management Colombia S.A. Sociedad Fiduciaria (2)		Colombia	COP$	—	99.443	99.443	—	87.083	87.083
Itaú (Panamá) S.A. (3)		Panama	US$	—	99.462	99.462	—	87.100	87.100
Itaú Holding Colombia S.A.S (5) (7) (9)		Colombia	COP$	100.000	—	100.000	—	—	—

(1) Company regulated by the Commision for the Financial Market (CMF) of Chile.

(2) Companies regulated by the Colombian Financial Superintendency (SFC), which has a supervision agreement with the CMF.

(3) Company regulated by the Superintendency of Banks of Panama.

(4) Company regulated by Office of the Comptroller of the Currency (OCC) and Federal Reserve (FED).

(5) On February 1, 2022, Itaú Holding Colombia S.A. was created.

(6) On February 22, 2022, the Bank acquired 59,554,210 shares of Itaú Colombia S.A.

(7) On February 22, 2022, Itaú Holding Colombia S.A acquired 33,752,474 shares of Itaú Colombia S.A.

(8) On March 25, 2022, the Bank acquired 3,600 shares of Itaú Corredores de Seguro Colombia S.A.

(9) On March 25, 2022, Itaú Holding Colombia S.A. acquired 1,200 shares of Itaú Corredores de Seguro Colombia S.A.

Schedule of Associate entity interests

The following entities are classified as “Associates” and are accounted for using the equity method, according to IAS 28:

			As of December 31,	As of December 31,
Associate	Main Operation	Operation Place	2022	2021

			% Share	% Share
Transbank S.A	Credit card operator	Santiago, Chile	8.7188%	8.7188%
Combanc S.A (1)	High value payment clearing house	Santiago, Chile	9.8100%	9.8100%
Imerc OTC S.A (1)	Administration of clearing and settlement systems for financial instruments	Santiago, Chile	8.6624%	8.6624%

(1) As of the second quarter of 2021, the Bank gained significant influence over Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. (hereinafter, “Combanc S.A.”) and over Servicios de Infraestructura de Mercado OTC S.A (hereinafter, “Imerc OTC S.A.”). Management concluded that, because of fact that the Bank can elect one of the members of the Board of Directors in each of these entities, in addition to other factors, such as significant transactions between the Bank and these entities, exchange of essential technical information with its investees and other factors, the Bank has a say in the financial and operating decision-making of these investees, but does not control them. Consequently, the equity method has been applied.